Note 18 - Total Sales - Sales by Geographical Area (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues	€ 44,859	€ 39,163	€ 35,686
Asia [Member]
Revenues	17,939	14,119	13,461
FRANCE
Revenues	11,350	11,577	10,573
UNITED STATES
Revenues	5,194	2,048	1,748
Other geographical Areas [Member]
Revenues	€ 10,377	€ 11,419	€ 9,904